Consolidated cash flow statements - Consolidated entity [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Operating activities
Net (loss) profit for the year	€ (7,272)		€ 1,644	[1]	€ 3,027
Non-cash and operational adjustments
Depreciation of property, plant and equipment	14,932		14,419	[1]	12,223
Amortization of intangible assets	4,742		4,859	[1]	5,064
Impairment of goodwill adn intangible assets	4,606		0	[1]	0
Share-based payment expense	752		302	[1]	1,075
Loss (gain) on disposal of property, plant and equipment	10		165	[1]	(83)
Movement in provisions	137		138	[1]	5
Movement reserve for bad debt and slow moving inventory	516		121	[1]	1,293
Financial income	(2,300)		(1,377)	[1]	(581)
Finance expense	5,821		3,682	[1]	2,172
Impact of foreign currencies	61		(176)	[1]	(299)
Share in loss of a joint venture (equity method)	39		392	[1]	475
Income taxes and deferred taxes	(970)		2,595	[1]	425
Fair value adjustment	(1,093)		0	[1]	(192)
Other	0		(245)	[1]	87
Working capital adjustment and income tax paid
Decrease (increase) in trade receivables and other receivables	9,205		216	[1]	(3,156)
Decrease (increase) in inventories and contracts in progress	2,724		(745)	[1]	812
Increase (decrease) in trade payables and other payables	583		4,196	[1]	7,341
Income tax paid	(2,618)		(2,139)	[1]	(1,368)
Interest received	103		355	[1]	0
Net cash flow from operating activities	29,978		28,402	[1]	28,320
Investing activities
Purchase of property, plant and equipment	(11,032)		(13,472)	[1]	(18,270)
Purchase of intangible assets	(6,618)		(2,193)	[1]	(1,836)
Proceeds from the sale of property, plant and equipment and intangibles (net)	552		278	[1]	281
Acquisition of subsidiary (net of cash)	(8,031)		(6,331)	[1]	0
Investments in joint-ventures/ shares	0		(875)	[1]	0
Convertible loan granted	(2,836)		(2,743)	[1]	0
Other equity investments in non-listed entities	(300)		(281)	[1]	(2,671)
Interest received	0		0	[1]	363
Net cash flow used in investing activities	(28,265)		(25,617)	[1]	(22,133)
Financing activities
Proceeds from loans and borrowings	0		29,000	[1]	32,554
Repayment of loans and borrowings	(13,736)		(12,126)	[1]	(18,820)
Repayment leases	(3,640)		(5,283)	[1]	(3,102)
Capital increase in parent company	4,112		1,268	[1]	60,489
Direct attributable expense capital increase	0		0	[1]	(4,003)
Interest paid	(2,268)		(2,286)	[1]	(1,733)
Other financial income (expense), net	(1,356)		208	[1]	(150)
Net cash flow from (used in) financing activities	(16,888)		10,781	[1]	65,235
Net increase of cash and cash equivalents	(15,175)		13,566	[1]	71,422
Cash and cash equivalents at beginning of the year	128,897	[1]	115,506		43,175
Exchange rate differences on cash and cash equivalents	(2,184)		(175)	[1]	908
Cash and cash equivalents at end of the year	€ 111,538		€ 128,897	[1]	€ 115,506

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.